Employee Defined Benefit Obligations - Summary of Employee Defined Benefit Obligations (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	$ (10.0)	$ (12.7)
Net defined benefit pension liability/ End of employment benefit plans	68.6	44.8
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	(10.0)	(12.7)
Net defined benefit pension liability/ End of employment benefit plans	55.5	31.2
Post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net defined benefit pension liability/ End of employment benefit plans	$ 13.1	$ 13.6